Derivative Financial Instruments	12 Months Ended
Sep. 30, 2012
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Derivative Financial Instruments
Foreign Currency
We enter into forward and swap contracts to hedge portions of cash flows of anticipated revenue streams and inventory purchases in currencies other than the entity's functional currency. Net derivative losses from cash flow hedges of $2.9 million and $11.1 million, net of taxes, were included in accumulated other comprehensive income as of September 30, 2012 and October 2, 2011, respectively. Of the net derivative losses accumulated as of September 30, 2012, $2.9 million pertains to derivative instruments that will be dedesignated as cash flow hedges within 12 months and will also continue to experience fair value changes before affecting earnings. Outstanding contracts will expire within 12 months.
We also enter into net investment derivative instruments to hedge our equity method investment in Starbucks Coffee Japan, Ltd., to minimize foreign currency exposure. Net derivative losses from net investment hedges of $33.6 million and $34.2 million, net of taxes, were included in accumulated other comprehensive income as of September 30, 2012 and October 2, 2011, respectively. Outstanding contracts will expire within 29 months.
In addition to the hedging instruments above, to mitigate the translation risk of certain balance sheet items, we enter into certain foreign currency swap contracts that are not designated as hedging instruments. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other on the consolidated statements of earnings. Gains and losses from these instruments are largely offset by the financial impact of translating foreign currency denominated payables and receivables, which is also recognized in net interest income and other.
Coffee
Depending on market conditions, we also enter into futures contracts to hedge a portion of anticipated cash flows under our price-to-be-fixed green coffee contracts, which are described further in Note 1. Net derivative losses of $32.9 million, net of taxes, were included in accumulated other comprehensive income as of September 30, 2012 related to coffee hedges. Of the net derivative losses accumulated as of September 30, 2012, $26.9 million pertains to derivative instruments that will be dedesignated as cash flow hedges within 12 months and will also continue to experience fair value changes before affecting earnings. Outstanding contracts will expire within 15 months. There was insignificant coffee hedge activity in fiscal 2011.
Dairy
To mitigate the price uncertainty of a portion of our future purchases of dairy products, we enter into certain futures contracts that are not designated as hedging instruments. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other. Gains and losses from these instruments are largely offset by price fluctuations on our dairy purchases which are included in cost of sales.
Diesel Fuel
To mitigate the price uncertainty of a portion of our future purchases of diesel fuel, we enter into certain swap contracts that are not designated as hedging instruments. These contracts are recorded at fair value, with the changes in fair value recognized in net interest income and other. Gains and losses from these instruments are largely offset by the financial impact of diesel fuel fluctuations on our shipping costs which are included in operating expenses.

The following table presents the pretax effect of derivative contracts designated as hedging instruments on earnings and other comprehensive income ("OCI") for fiscal years ending (in millions):

	Foreign Currency		Coffee
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011

Cash Flow Hedges:
Gain/(Loss) recognized in earnings	$(11.5)	$(15.9)	$(3.4)	$—
Gain/(Loss) recognized in OCI	$(2.5)	$(12.1)	$(39.8)	$—
Net Investment Hedges:
Gain/(Loss) recognized in earnings	$—	$—
Gain/(Loss) recognized in OCI	$1.1	$(12.0)

The amounts shown in the above table as recognized in earnings for foreign currency and coffee hedges represent the realized gains/(losses) reclassified from OCI to net earnings during the year. The amounts shown as recognized in OCI are prior to these reclassifications.

The following table presents the pretax effect of derivative contracts not designated as hedging instruments on earnings for fiscal years ending (in millions):

	Foreign Currency		Coffee		Dairy		Diesel Fuel
	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011	Sep 30, 2012	Oct 2, 2011
Gain/(Loss) recognized in earnings	$(2.2)	$0.7	$—	$(0.9)	$7.8	$5.7	$3.1	$1.1

Notional amounts of outstanding derivative contracts (in millions):

	Sep 30, 2012	Oct 2, 2011
Foreign currency	$383	$499
Coffee	125	66
Dairy	72	10
Diesel fuel	$24	$—